Investment in Related Party	12 Months Ended
Dec. 31, 2021
Investment in Related Party
Investment in Related Party

16.    Investment in Related Party

In August 2018, Emergent and three of the Company’s shareholders entered into a stock purchase agreement, in conjunction with the Stock Subscription Agreement between the Company and Emergent, whereby Emergent acquired 2,235,575 shares of Class A Shares of Common Stock in the Company in a non-monetary exchange from those shareholders whereby the shareholders obtained 9.62 Class A Units of Emergent.

In July 2019, the Company acquired those 9.62 Class A Units of Emergent from the Company’s shareholders in exchange for 2,235,575 shares of Class A Shares of Common Stock in the Company. The Company did not have any employees on the Emergent Board of Directors or other abilities to influence the Company and our investment. Management recorded the value of these shares on the transaction date at a fair value of $962 thousand, which the Company determined by reference to transactions in the Company’s units, as well as information obtained from Emergent regarding the value of the Emergent units exchanged at the time of the original transaction in August 2018.

In April 2021, the Company was informed that Emergent wound-up operations in December 2020 and was no longer operating. We wrote off our $962 thousand investment in Emergent; this has been recorded within non-operating income (expense) in the consolidated statement of operations for the year ended December 31, 2020.